Earnings Per Share ("EPS") - Summary of Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	25,523	14,140	14,324
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	14,936	14,140	14,324
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	10,587	0	0
TEUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	0	0	0